Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000136350 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[1]
C000136350 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
C000136350 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000136350 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000136350 [Member] | Titan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000136350 [Member] | Midea Group Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000136350 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000136350 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000136350 [Member] | Contemporary Amperex Technology Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000136350 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000136350 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136350 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000136350 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136350 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136350 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000136350 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136350 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136350 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136350 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136350 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136350 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136350 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000136350 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136350 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136350 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000136351 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[2]
C000136351 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[2]
C000136351 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000136351 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000136351 [Member] | Titan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000136351 [Member] | Midea Group Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000136351 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000136351 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000136351 [Member] | Contemporary Amperex Technology Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000136351 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000136351 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136351 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000136351 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136351 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136351 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000136351 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136351 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136351 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136351 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136351 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136351 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136351 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000136351 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136351 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136351 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000136352 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[3]
C000136352 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
C000136352 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000136352 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000136352 [Member] | Titan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000136352 [Member] | Midea Group Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000136352 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000136352 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000136352 [Member] | Contemporary Amperex Technology Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000136352 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000136352 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136352 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000136352 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136352 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136352 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000136352 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136352 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136352 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136352 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136352 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136352 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136352 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000136352 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136352 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136352 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000136353 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[4]
C000136353 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[4]
C000136353 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000136353 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000136353 [Member] | Titan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000136353 [Member] | Midea Group Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000136353 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000136353 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000136353 [Member] | Contemporary Amperex Technology Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000136353 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000136353 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136353 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000136353 [Member] | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136353 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136353 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000136353 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136353 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136353 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136353 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000136353 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000136353 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000136353 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000136353 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000136353 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136353 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000137218 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137218 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000137218 [Member] | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000137218 [Member] | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000137215 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137215 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000137215 [Member] | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000137215 [Member] | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000137216 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137216 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000137216 [Member] | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000137216 [Member] | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000137217 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137217 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000137217 [Member] | Domestic Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000137217 [Member] | Foreign Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.